Significant Balance Sheet Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2024
Significant Balance Sheet Components (Details) [Line Items]
Other current assets	$ 1,893,000				$ 1,357,000
Percentage of tax credit			20.00%	50.00%
Employee Retention Credits [Member]
Significant Balance Sheet Components (Details) [Line Items]
Other current assets	1,800,000				1,300,000
Gingko Bioworks, Inc. [Member]
Significant Balance Sheet Components (Details) [Line Items]
Prepaid expenses, non-current	3,300,000				$ 3,000,000
BOLT THREADS, INC. [Member]
Significant Balance Sheet Components (Details) [Line Items]
Other current assets	1,893,000	$ 940,000
Percentage of tax credit			20.00%	50.00%
Depreciation expense	1,100,000	1,600,000
Prepaid expenses, non-current	3,368,000	9,443,000
Employee Retention Credits [Member] | BOLT THREADS, INC. [Member]
Significant Balance Sheet Components (Details) [Line Items]
Other current assets	1,800,000	0
Other income (expense), net	$ 1,800,000	$ 0